Business and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Apr. 13, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from issuance of common stock				$ 1,608,000	$ 977,000	$ 1,056,000	$ 1,205,000
Percentage of valuation allowance provided				100.00%
Common stock share issued	50,041,498			50,041,498		50,806,798	50,383,998
Revenue	$ 0		$ 22,000	$ 21,000	$ 64,000	$ 64,000	$ 0
One Customer [Member]
Revenue						$ 64,000	$ 0
FifteenNonAffilatedInvestorsMember [Member]
Common stock share issued	321,500			321,500		50,806,798
Proceeds from issuance of common stock		$ 1,607,500